Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,554,000
Previously Paid Amount	0.00
Total Fee Amount	628.91
Total Offset Amount	0.00
Net Fee	628.91
Narrative - Max Aggregate Offering Price	$ 4,554,000
Final Prospectus	true